Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2017
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2015, 2016 and 2017 consist of the following:

	Millions of yen
	2015	2016	2017
Life insurance premiums	¥186,547	¥209,120	¥247,427
Life insurance related investment income (loss)	164,946	(19,699)	48,513

	¥351,493	¥189,421	¥295,940

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2015, 2016 and 2017, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2015	2016	2017
Reinsurance benefits	¥2,483	¥2,298	¥4,023
Reinsurance premiums	(11,430)	(11,530)	(9,657)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts

The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥174,602	¥(33,318)	¥37,016
Net gains or losses from derivative contracts :	(28,227)	1,633	(10,568)
Futures	(10,216)	1,116	(9,118)
Foreign exchange contracts	(1,680)	496	220
Options held	(16,331)	21	(1,670)
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(510,961)	¥(459,482)	¥(189,481)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	611,663	418,731	185,830
Changes in the fair value of the reinsurance contracts	36,072	(1,817)	15,739